Partners' Capital, Equity and Incentive Compensation Plans (Summary of Assumptions and Fair Values for Restricted Stock and Options to Purchase Shares of Class A Common Stock Granted) (Details) (USD $)
	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted			$ 21.00
Expected term (years)				4 years	4 years
Expected volatility	33.00%	33.00%		55.00%	60.00%
Expected dividend yield			5.50%	0.00%	0.00%
Expected risk-free interest rates				0.17%	0.61%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted	25.51	25.51
Fair value of options granted	4.94	4.94	$ 3.45
Expected term (years)	5 years 6 months	5 years 6 months	5 years 6 months
Expected volatility			32.00%
Expected dividend yield	4.02%	4.02%
Expected risk-free interest rates	1.70%	1.70%	1.40%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted	28.82	28.82
Fair value of options granted	5.98	5.98	$ 3.52
Expected term (years)	6 years 1 month 6 days	6 years 1 month 6 days	7 years
Expected volatility			40.00%
Expected dividend yield	4.55%	4.55%
Expected risk-free interest rates	1.90%	1.90%	1.80%
Class O Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted					2.94
Class O Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted			$ 10.26	1.79
Class O Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted			$ 10.92	2.32
Class RS Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted				7.15	6.95